Acquisition of OceanFreight (Tables)	12 Months Ended
Dec. 31, 2012
Business Acquisition [Line Items]
Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
						Amortization Schedule
	Amount Acquired	Accumulated amortization as of December 31, 2011	Amortization for the year ended December 31, 2012	2013	2014	2015	2016	2017 and thereafter

Trade names	$9,145	$3,555	$878	$877	$877	$877	$877	$1,204
Software	5,888	2,416	565	565	565	565	565	647

Total Intangible Assets, net	$15,033	$5,971	$1,443	$1,442	$1,442	$1,442	$1,442	$1,851

Above-market acquired time charters and drilling contracts	$62,373	$22,271	$20,527	$10,759	$ 7,443	$ 1,373	-	-

OceanFreight
Business Acquisition [Line Items]
Schedule of Purchase Price Allocation [Table Text Block]
Assets:
Current assets	$12,353
Vessels	187,000
Vessels under construction	31,822
Above-market acquired time charters	47,320
Other non-current assets	7,589
Total assets acquired	286,084

Liabilities:
Current liabilities, excluding current portion of long-term bank debt and current portion of financial instruments	23,774
Bank debt, including current portion of $26,524	137,711
Financial Instruments, including current portion of $5,990	9,017
Non controlling interest	57,257
Total liabilities	227,759

Net assets acquired	$58,325

Cash consideration	$33,760
Consideration paid in Ocean Rig UDW's shares (1,570,226 shares exchanged)*	24,565
Total consideration	$58,325

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
	Amortization schedule
	Amount Acquired	Amortization as of December 31, 2011	2012	2013	2014	2015	2016 and thereafter
Above-market acquired time charters	$47,320	$7,218	$17,012	$11,928	$7,957	$1,299	$1,906

Business Acquisition, Pro Forma Information [Table Text Block]
	2010	2011
Pro forma revenues	$ 947,846	$ 1,107,854
Pro forma operating income	$ 318,873	$ 173,188
Pro forma net income/ (loss)	$ 121,120	$ (58,225)
Pro forma per share amounts:
Basic net income/ (loss) per share	$ 0.39	$ (0.24)